Document and Entity Information	Jul. 06, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	ALPHA HEALTHCARE ACQUISITION CORP III
Amendment Flag	false
Entity Central Index Key	0001842939
Document Type	8-K
Document Period End Date	Jul. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40228
Entity Tax Identification Number	86-1645738
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	494-3296
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Fourth Of A Redeemable Warrant To Acquire One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fourth of a redeemable Warrant to acquire one share of Class
Trading Symbol	ALPAU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ALPA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	ALPAW
Security Exchange Name	NASDAQ